A summary of the changes in finders' warrants for the years ended December 31, 2021 and 2020 is presented below: (Details) - $ / shares						12 Months Ended
	Oct. 07, 2022	Oct. 15, 2021	Oct. 07, 2021	Feb. 15, 2021	Feb. 09, 2021	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Number of warrants granted			5,000,000		2,085,687
Exercise price at beginning						$ 5.58
Finders’ Warrants [Member]
Share capital and reserves
Number of warrants balance at beginning						202,720	11,896
Exercise price balance at beginning							$ 1.64
Number of warrants granted	250,000			145,300	58,288
Exercise price granted	$ 1.22	$ 4.77			$ 4.70
Number of warrant exercised							(11,571)
Exercise price share exercised							$ 1.87
Number of warrants expired							(1,193)
Exercise price expired							$ 1.64
Number of warrants balance at ending						452,720	202,720
Exercise price balance at ending						$ 3.58	$ 5.66